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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09721

                 Allianz Global Investors Managed Accounts Trust
               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
                     (Address of Principal Executive Office)

                  Allianz Global Investors Fund Management LLC
                           1345 Avenue of the Americas
                               New York, NY 10105
                     (Name and Address of Agent for Service)

        Registrant's telephone number, including area code: 212-739-3000

                       Date of fiscal year end: October 31

          Date of reporting period: July 1, 2008 through June 30, 2009

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ITEM 1. PROXY VOTING RECORD

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09721
Reporting Period: 07/01/2008 - 06/30/2009
Fixed Income SHares









====================== ALLIANZ DRESDNER DAILY ASSET FUND =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================== FIXED INCOME SHARES - SERIES C ========================


HBOS PLC 144A VAR

Ticker:                      Security ID:  42205MAC0
Meeting Date: DEC 12, 2008   Meeting Type: Special
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
C1    If Bank of New York Mellon as           For       For          Management
      depositary is sole holder of HBOS
      6.657% preference shares A 5:00 PM on
      December 9, 2008, it will consent to
      approval of preference scheme at HBOS
      6.657% preference court meeting in
      place of voting at the HBOS 6.657%
      preferen
G4    Approval of preference share scheme;    For       For          Management
      creation and allotment of new
      preference shares; amendment of
      articles; reclassification of
      preference shares.
G12   Reduction of share capital by           For       For          Management
      cancellation of 6.657% preference
      shares.


--------------------------------------------------------------------------------

HBOS PLC 144A YANKEE

Ticker:                      Security ID:  42205MAA4
Meeting Date: DEC 12, 2008   Meeting Type: Special
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
C1    If Bank of New York Mellon as           For       For          Management
      depositary is sole holder of HBOS 5.92%
      preference shares A 5:00 PM on December
      9, 2008, it will consent to approval of
      preference scheme at HBOS 5.92%
      preference court meeting in place of
      voting at the HBOS 5.92% preference
G4    Approval of preference share scheme;    For       For          Management
      creation and allotment of new
      preference shares; amendment of
      articles; reclassification of
      preference shares.
G11   Reduction of share capital by           For       For          Management
      cancellation of 5.92% preference
      shares.




======================== FIXED INCOME SHARES - SERIES H ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================== FIXED INCOME SHARES - SERIES M ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================== FIXED INCOME SHARES - SERIES R ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT
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SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                Allianz Global Investors Managed Accounts Trust


By (Signature and Title)*:   /s/ Brian Shlissel
                             ---------------------------------------------------
                             Name: Brian Shlissel
                             Title: President and Chief Executive Officer

Date: August 31, 2009

* Print the name and title of each signing officer under his or her signature.